NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable Principal Payments (Net of Reserves and Unamortized Discounts) and Interest Rates
The following table shows the expected future principal payments (net of reserves and unamortized discounts) as well as interest rates and unamortized discounts for our notes receivable as of year-end 2013:

Notes Receivable Principal Payments (net of reserves and unamortized discounts) and Interest Rates ($ in millions)	Amount
2014	$36
2015	85
2016	4
2017	3
2018	5
Thereafter	45
Balance at year-end 2013	$178
Weighted average interest rate at year-end 2013	4.6%
Range of stated interest rates at year-end 2013	0 to 8.0%

Notes Receivable Unamortized Discounts
The following table shows the unamortized discounts for our notes receivable as of year-end 2013 and 2012:

Notes Receivable Unamortized Discounts ($ in millions)	Amount
Balance at year-end 2012	$11
Balance at year-end 2013	$12

Notes Receivable Reserves
The following table summarizes the activity for our “Senior, mezzanine, and other loans” notes receivable reserve for 2011, 2012, and 2013:

($ in millions)	Notes Receivable Reserve
Balance at year-end 2010	$74
Additions	2
Write-offs	(7)
Transfers and other	9
Balance at year-end 2011	78
Additions	2
Reversals	(1)
Write-offs	(1)
Transfers and other	1
Balance at year-end 2012	79
Reversals	(2)
Transfers and other	13
Balance at year-end 2013	$90

Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Composition of our Notes Receivable Balances (Net of Reserves and Unamortized Discounts)
The following table shows the composition of our notes receivable balances (net of reserves and unamortized discounts) at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Senior, mezzanine, and other loans	$178	$242
Less current portion	(36)	(62)
	$142	$180